Taxes (Details) - Schedule of Movement of the Valuation Allowance - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Schedule of Movement of the Valuation Allowance [Abstract]
Beginning balance	$ 15,688	$ 14,248
Current year addition	109,201	1,844
Exchange difference	(389)	(404)
Ending balance	$ 124,500	$ 15,688